Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 24,439,487	$ 39,532,160
Total Financial Liabilities	(3,728,092)	(5,224,000)
Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	27,457	4,863,883
Total Financial Liabilities
Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	24,219,317	34,475,564
Total Financial Liabilities	(3,517,708)	$ (5,106,511)
Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Average Interest Rate		0.002%
1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	192,713	$ 192,713
Total Financial Liabilities	(107,177)	(57,632)
1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities	(103,207)	(59,857)
Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	15,773,783	34,806,799
Cash and Cash Equivalents [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	27,457	4,863,883
Cash and Cash Equivalents [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 15,553,613	$ 29,750,203
Cash and Cash Equivalents [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Average Interest Rate	0.05%	0.002%
Cash and Cash Equivalents [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 192,713	$ 192,713
Cash and Cash Equivalents [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	8,665,704
Total Financial Liabilities		4,725,361
Trade and Other Receivables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Trade and Other Receivables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	8,665,704
Total Financial Liabilities		4,725,361
Trade and Other Receivables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Trade and Other Receivables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Other Current Assets [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Other Current Assets [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Other Current Assets [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Other Current Assets [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Average Interest Rate	4.40%
Other Current Assets [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 29,150
Other Current Assets [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Payables [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	(3,517,708)
Total Financial Liabilities		(5,106,511)
Trade and Other Payables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Trade and Other Payables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	(3,517,708)
Total Financial Liabilities		(5,106,511)
Trade and Other Payables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Trade and Other Payables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities
Lease Liabilities [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(210,384)	(117,489)
Lease Liabilities [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(107,177)	(57,632)
Lease Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	$ (103,207)	$ (59,857)